CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Initial Public Offering	Private Placement by Genscript	Follow-On Public Offering	Share Capital	Share Capital Initial Public Offering	Share Capital Follow-On Public Offering	Share Premium		Share Premium Initial Public Offering	Share Premium Private Placement by Genscript	Share Premium Follow-On Public Offering	Share-based Compensation Reserves		Foreign Currency Translation Reserve		Retained Earnings/(Accumulated Losses)
Beginning balance at Dec. 31, 2018	$ 8,649				$ 20			$ 3,908	[1]				$ 704	[1]	$ (1,673)	[1]	$ 5,690	[1]
Loss for the year	(132,972)																(132,972)
Other comprehensive income/ loss:
Exchange differences on translation of foreign operations	182														182
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(132,790)														182		(132,972)
Equity-settled share-based compensation expense	1,272												1,272
Ending balance at Dec. 31, 2019	(122,869)				20			3,908	[1]				1,976	[1]	(1,491)	[1]	(127,282)	[1]
Loss for the year	(303,477)																(303,477)
Other comprehensive income/ loss:
Exchange differences on translation of foreign operations	(2,142)														(2,142)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(305,619)														(2,142)		(303,477)
Conversion of convertible redeemable preferred shares to ordinary shares	240,434				2			240,432
Issuance of ordinary shares		$ 450,085	$ 12,000			$ 4				$ 450,081	$ 12,000
Exercise of share options	1,464				1			1,885					(422)
Equity-settled share-based compensation expense	4,760												4,760
Ending balance at Dec. 31, 2020	280,255				27			708,306	[1]				6,314	[1]	(3,633)	[1]	(430,759)	[1]
Loss for the year	(386,209)																(386,209)
Other comprehensive income/ loss:
Exchange differences on translation of foreign operations	10,620														10,620
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(375,589)														10,620		(386,209)
Issuance of ordinary shares				$ 323,440			$ 2					$ 323,438
Issuance of ordinary shares relating to private placement for an institutional investor	218,300				2			218,298
Exercise of share options	4,642							6,089					(1,447)
Reclassification of vested restricted stock units								5,323					(5,323)
Equity-settled share-based compensation expense	20,158												20,158
Ending balance at Dec. 31, 2021	$ 471,206				$ 31			$ 1,261,454	[1]				$ 19,702	[1]	$ 6,987	[1]	$ (816,968)	[1]

[1]	These reserve accounts comprise the consolidated reserves/(deficits) of US$471.2 million, US$280.2 million and (US$122.9 million) in the consolidated statements of financial position as at December 31, 2021, 2020 and 2019, respectively.